Receivables from Group Companies (Tables)	12 Months Ended
Dec. 31, 2020
Parent Company
Receivables from Group Companies [Line Items]
Summary of receivables from group companies

	December 31,
	2020	2019
Opening balance	0	—
Additional receivables	1,694	—
Exchange differences	(209)	—
Net book value	1,485	—